DEFERRED REVENUE (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfDeferredRevenueLineItems [Line Items]
Current deferred revenue	$ 3,478	$ 4,580
Noncurrent deferred revenue	33,139	31,741
Total deferred revenue	36,617	36,321	$ 37,727
Pre-sold Toll Milling
DisclosureOfDeferredRevenueLineItems [Line Items]
Total deferred revenue	$ 36,617	$ 36,321